Average Annual Total Returns		12 Months Ended	40 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Average Annual Return, Percent		(0.61%)	10.92%
Performance Inception Date	Aug. 24, 2022
Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.92%)	7.95%
Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.36%)	7.18%
Invesco Agriculture Commodity Strategy No K-1 ETF | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	16.82%
Invesco Agriculture Commodity Strategy No K-1 ETF | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	3.09%
Invesco Agriculture Commodity Strategy No K-1 ETF | DBIQ Diversified Agriculture Index Excess Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(3.72%)	6.63%
Invesco Agriculture Commodity Strategy No K-1 ETF | DBIQ Diversified Agriculture Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.35%	11.74%
Invesco Agriculture Commodity Strategy No K-1 ETF | S&P GSCI Agriculture Index - TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(8.35%)	(5.05%)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Average Annual Return, Percent		29.98%		(9.41%)
Performance Inception Date	Apr. 27, 2022
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.14%		(11.50%)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.59%		(7.79%)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%		14.54%
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%		1.47%
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | S&P GSCI Electric Vehicle Metals Excess Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.85%		(14.23%)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | S&P GSCI Electric Vehicle Metals Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		30.14%		(10.33%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.24%			11.49%	6.76%
Performance Inception Date	Nov. 07, 2014
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.63%			5.79%	3.43%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.69%			6.39%	3.76%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%			11.19%	11.72%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%			(2.15%)	1.26%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | DBIQ Optimum Yield Diversified Commodity Index Excess Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.04%			9.34%	5.68%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | DBIQ Optimum Yield Diversified Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.48%			13.00%	8.05%